Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 23, 2021
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2021